Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000217973
Shareholder Report [Line Items]
Fund Name	Growth Stock ETF
Trading Symbol	TGRW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Stock ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock ETF	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
8/4/20	10,000	10,000	10,000
9/30/20	10,448	10,206	10,354
12/31/20	11,681	11,705	11,534
3/31/21	11,717	12,448	11,642
6/30/21	13,014	13,473	13,032
9/30/21	12,922	13,460	13,182
12/31/21	13,426	14,708	14,717
3/31/22	11,677	13,932	13,386
6/30/22	8,690	11,605	10,585
9/30/22	8,400	11,087	10,205
12/31/22	8,271	11,883	10,429
3/31/23	9,675	12,737	11,927
6/30/23	11,094	13,805	13,455
9/30/23	10,865	13,356	13,033
12/31/23	12,314	14,968	14,879
3/31/24	13,818	16,467	16,578
6/30/24	14,920	16,997	17,959
9/30/24	15,141	18,056	18,532
12/31/24	16,018	18,531	19,843
3/31/25	14,413	17,656	17,865
6/30/25	16,898	19,597	21,051
9/30/25	18,318	21,199	23,264
12/31/25	18,483	21,709	23,525

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 8/4/20
Growth Stock ETF (Based on Net Asset Value)	15.39%	9.61%	12.03%
Russell 3000 Index (Regulatory Benchmark)	17.15%	13.15%	15.41%
Russell 1000 Growth Index (Strategy Benchmark)	18.56%	15.32%	17.14%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 916,958,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,892,000
InvestmentCompanyPortfolioTurnover	47.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$916,958 Number of Portfolio Holdings68 Investment Advisory Fees Paid (000s)$2,892 Portfolio Turnover Rate47.5%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	53.0%
Communication Services	14.9
Consumer Discretionary	13.3
Health Care	7.6
Financials	5.8
Industrials & Business Services	3.6
Materials	0.6
Real Estate	0.4
Consumer Staples	0.2
Other	0.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.8%
Microsoft	11.6
Apple	11.3
Alphabet	7.4
Broadcom	5.4
Amazon.com	4.9
Meta Platforms	4.4
Eli Lilly	3.5
Tesla	3.1
Visa	2.8

Material Fund Change [Text Block]